Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible assets and goodwill [abstract]
Carrying value at the beginning	$ 1,182	$ 875
Goodwill on acquisitions during the year (Refer to Note 2.10)	52	309
Translation differences	44	(2)
Carrying value at the end	$ 1,278	$ 1,182